Composition of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Line Items]
Current income tax (expense) benefit	¥ 0	$ 0	¥ 0	¥ 0
Deferred taxation	6,324,015	976,260	(21,011,979)	134,391,290
Change in valuation allowance	(6,324,015)	(976,260)	21,011,979	(134,391,290)
Income tax (expense) benefit	0	0	0	0
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(31,447,143)	(4,854,602)	(62,051,840)	70,063,810
Change in valuation allowance	31,447,143	4,854,602	62,051,840	(70,063,810)
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	37,771,158	5,830,862	41,039,861	64,327,480
Change in valuation allowance	¥ (37,771,158)	$ (5,830,862)	¥ (41,039,861)	¥ (64,327,480)